SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION PLAN [Abstract]
Share-based Payment Award Stock Options Valuation Assumptions
The Company used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;
Assumptions
Volatility	69.0%
Dividend yield*	0.0%
Risk-free interest rate	4.54%
Weighted-average grant date fair value	$1.15

*Applied nil as the exercise price is adjusted for dividends